EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
EMPLOYEE DEFINED CONTRIBUTION PLAN
Amount of employee benefits expensed	$ 364	$ 690	$ 699